Condensed Interim Statements of Financial Position - CAD ($)	Jun. 30, 2024	Mar. 31, 2024
Current assets
Cash	$ 5,262,832	$ 9,007,042
Amounts receivable and other assets	269,913	216,124
Marketable securities	36,835	41,587
Total Current Assets	5,569,580	9,264,753
Non-current assets
Restricted cash	534,828	534,828
Right-of-use asset	36,989	42,033
Total assets	6,141,397	9,841,614
Current liabilities
Accounts payable and accrued liabilities	2,396,215	1,128,808
Advanced contributions received	938,377	5,132,721
Balances due to related parties	101,428	147,333
Flow through liability	769,231	769,231
Lease liability	24,154	23,443
Total current liabilities	4,229,405	7,201,536
Non-current liabilities
Director's loan	825,540	784,947
Lease liability	22,452	28,764
Total liabilities	5,077,397	8,015,247
Shareholders' equity (deficiency)
Share capital	67,236,421	67,236,421
Reserves	4,678,090	4,617,658
Accumulated deficit	(70,850,511)	(70,027,712)
Shareholders' equity (deficiency)	1,064,000	1,826,367
Total liabilities and shareholders' equity	$ 6,141,397	$ 9,841,614